REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                              NEW YORK, N.Y. 10020



                                                July 9, 2008



VIA EDGAR TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:      New York Daily Tax Free Income Fund, Inc.
         Investment Company Act File No. 811-3955
         Form N-CSR
         Certified Shareholder Report of Registered Investment Companies


Dear Sir or Madam:

On behalf of New York Daily Tax Free Income Fund, Inc. (the "Fund"), a registered open-end management investment company, and pursuant to Rule 30d-1 under the Investment Company Act of 1940, as amended, we transmit for filing the Fund's Form N-CSR and applicable exhibits for the period ending April 30, 2008.

                                                Very truly yours,



                                                /s/Lisette Rivera
                                                   Lisette Rivera
                                                   Compliance Assistant



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